CAPITAL STOCK - Fair Value Inputs of Stock Options Granted (Details)	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Disclosure of share capital, reserves and other equity interest [Abstract]
Expected life (years)	4 years 10 months 25 days	4 years 9 months 18 days
Expected volatility	29.79%	32.09%
Risk-free interest rate	1.44%	2.05%
Expected dividends	4.27%	3.30%
Stock price at grant date (CAD per share)	$ 17.54	$ 21.76
Exercise price of awards (in CDN per share)	$ 17.54	$ 21.76
Foreign exchange rate USD to CDN	1.3380	1.2809